Provisions for other liabilities and charges	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Provisions for other liabilities and charges
23. Provisions for other liabilities and charges

All figures in £ millions	Property	Legal and other	Total

At 1 January 2025	15	21	36

Provisions made during the year	–	9	9

Provisions reversed during the year	(5)	(2)	(7)

Provisions used during the year	–	(19)	(19)
Acquisition of businesses (note 30)	–	1	1

At 31 December 2025	10	10	20
Analysis of provisions:

			2025

All figures in £ millions	Property	Legal and other	Total

Current	4	4	8

Non-current	6	6	12

	10	10	20

			2024

Current	3	20	23

Non-current	12	1	13

	15	21	36
Legal and other includes legal claims, contract disputes and potential contract losses with the provisions utilised as the cases are settled. Also included in legal and other are other restructuring provisions that are generally utilised within one year.
The
year-on-year decrease in provisions
is mainly due to the utilisation of reorganisation provisions and reversal of property provisions in the year.